Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000126338
Shareholder Report [Line Items]
Fund Name	Monongahela All Cap Value Fund
Trading Symbol	MCMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Monongahela All Cap Value Fund for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Monongahela All Cap Value Fund for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at www.Moncapfund.com. You can also request this information by contacting us at (855) 392-9331.

Additional Information Phone Number	(855) 392-9331
Additional Information Website	www.Moncapfund.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monongahela All Cap Value Fund	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

We offer this semi-annual report for the Monongahela All Cap Value Fund (the “Fund”) for the period from May 1, 2024 to October 31, 2024 (the “period”). During the period the Fund was up 8.01%, the S&P 500 Index (an index of the 500 largest publicly traded companies in the US weighted by market capitalization) was up 14.08% and the Russell 2000 Value Index (an Index that tracks the performance of small capitalization value companies) was up 11.59%.

The Fund underperformed the S&P 500 Index and the Russell 2000 Value Index for the period primarily due to sector weighting.

Compared to the S&P 500 Index, the Fund was underweighted in Information Technology and Financials sectors and overweighted in Consumer Staples and Industrials sectors.

Compared to the Russell 2000 Value Index, the Fund was significantly underweighted in the Financial sector (6.9% vs. 28.14%) and overweighted in the Consumer Staples Sector (17.1% vs 2.06%).

With our bottom-up approach to security analysis, we try to identify equities trading below intrinsic value and priced with a margin of safety. In that view, we have increased our exposure to Consumer Staples, adding The Estee Lauder Cos., Inc, The Hershey Co. and increasing our position in Lamb Weston Holdings Inc. and WK Kellogg Co. We have added Coherent Corp. to our Information Technology sector. Leadership is a key metric for us and we were pleased with the appointment of James Anderson as the new CEO for Coherent Corp. on June 3rd, 2024.

Our current allocation reflects our perception of value going forward, mindful of risk.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Monongahela All Cap Value Fund	S&P 500® Index	Russell 2000® Value Index
10/31/14	$10,000	$10,000	$10,000
01/31/15	$10,008	$9,936	$9,800
04/30/15	$10,326	$10,440	$10,205
07/31/15	$10,220	$10,586	$10,019
10/31/15	$9,858	$10,520	$9,712
01/31/16	$9,331	$9,869	$8,826
04/30/16	$10,264	$10,566	$9,827
07/31/16	$10,848	$11,181	$10,579
10/31/16	$10,955	$10,994	$10,568
01/31/17	$12,158	$11,847	$12,376
04/30/17	$12,643	$12,459	$12,498
07/31/17	$12,955	$12,974	$12,612
10/31/17	$13,550	$13,593	$13,190
01/31/18	$14,778	$14,976	$13,608
04/30/18	$13,826	$14,112	$13,314
07/31/18	$14,728	$15,081	$14,424
10/31/18	$13,867	$14,591	$13,112
01/31/19	$14,457	$14,629	$12,994
04/30/19	$15,170	$16,016	$13,606
07/31/19	$15,138	$16,286	$13,311
10/31/19	$15,668	$16,681	$13,534
01/31/20	$16,142	$17,802	$13,563
04/30/20	$14,069	$16,154	$10,361
07/31/20	$15,696	$18,233	$11,194
10/31/20	$16,120	$18,301	$11,650
01/31/21	$19,562	$20,872	$15,789
04/30/21	$22,079	$23,582	$18,543
07/31/21	$22,452	$24,878	$18,324
10/31/21	$22,226	$26,155	$19,141
01/31/22	$22,587	$25,734	$18,119
04/30/22	$21,698	$23,632	$17,322
07/31/22	$21,747	$23,724	$17,451
10/31/22	$20,798	$22,334	$17,087
01/31/23	$22,391	$23,619	$18,024
04/30/23	$21,716	$24,262	$15,938
07/31/23	$23,079	$26,812	$18,139
10/31/23	$20,811	$24,599	$15,391
01/31/24	$23,695	$28,536	$18,007
04/30/24	$25,301	$29,760	$18,174
07/31/24	$27,039	$32,750	$20,983
10/31/24	$27,329	$33,950	$20,280

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Monongahela All Cap Value Fund	31.32%	11.77%	10.58%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 33,716,277
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 27,263
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$33,716,277
# of Portfolio Holdings	56
Portfolio Turnover Rate	7%
Investment Advisory Fees (Net of fees waived)	$27,263

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Money Market Fund	1.3%
Utilities	1.0%
Materials	2.8%
Energy	4.3%
Financials	6.9%
Consumer Discretionary	14.0%
Information Technology	14.1%
Health Care	15.4%
Consumer Staples	17.1%
Industrials	23.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)

Curtiss-Wright Corp.	4.09%
Williams-Sonoma, Inc.	3.98%
Westinghouse Air Brake Technologies Corp.	3.63%
Revvity, Inc.	3.61%
MetLife, Inc.	3.38%
Rockwell Automation, Inc.	3.36%
Merck & Co., Inc.	3.19%
Hubbell, Inc.	3.17%
Hologic, Inc.	3.12%
Lindsay Corp.	3.11%